SCHEDULED OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Initial Public Offering
Gross Proceeds			$ 60,000,000
Gross proceeds allocated to Public Rights			(874,000)
Offering costs allocated to Public Shares			(1,930,704)
Remeasurement of carrying value to redemption value			3,233,928
Ordinary shares subject to possible redemption	$ 60,960,574		60,429,224
Ordinary shares subject to possible redemption — December 31, 2025	60,429,224
Interest earned on cash and investments held in Trust Account	531,350
Ordinary shares subject to possible redemption — March 31, 2026	$ 60,960,574		$ 60,429,224